Derivatives Financial Instruments and Off Balance Sheet Financial Instruments -Summary of Fair Value of Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Gross liability fair value of contracts containing credit-risk-contingent features	$ 0	$ 12
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	0	(12)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$ 0	$ 0